Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets:
Accrued compensation	$ 7,020	$ 7,848
Net operating losses—foreign	9,347	7,637
Stock-based compensation	6,558	4,399
Research and experimental credit	2,005	1,352
Sales allowances and doubtful accounts	1,074	1,008
Capitalized acquisition costs	211	238
Net operating losses—domestic (state)	716	726
Disallowed interest expense	2,086	16,324
Interest rate swaps	4,685	1,301
Other	2,474	732
Total deferred income tax assets	36,176	41,565
Valuation allowance for deferred tax asset	(9,347)	(7,637)
Net deferred income tax assets	26,829	33,928
Deferred income tax liabilities:
Intangible asset amortization	331,941	354,628
Software, equipment and property depreciation and amortization	10,526	6,872
Deferred contract costs	6,710	5,900
Total deferred income tax liabilities	349,177	367,400
Net deferred income tax liabilities	$ 322,348	$ 333,472